Financial result	12 Months Ended
Dec. 31, 2025
Financial result
Financial result
22 Financial result

Accounting policy:

Financial revenues comprises:

•Interest Revenue on invested funds;

•Gains arising from changes in the fair value of financial assets measured at fair value through profit or loss;

•Gains arising from changes in the fair value of pre-existing interests in business combinations;

•Gains on hedging instruments that are recognized in profit or loss;

•Reclassifications to the result of net gains previously recognized in other comprehensive income.

Interest income is recognized in profit or loss using the effective interest rate method.

Financial expenses comprises:

•Expenses related to interest on loans and borrowings;

•Recognition of deductible provisions and deferred charges;

•Losses on the sale of financial assets;

•Losses arising from changes in the fair value of financial assets measured at fair value through profit or loss and contingent consideration;

•Impairment losses on financial assets (excluding accounts receivable);

•Losses on hedging instruments recognized in profit or loss;

•Reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign exchange gains and losses arising from financial assets and liabilities are presented on a net basis as financial income or expense, depending on whether variations in the foreign currency result in a positive or negative position.

The details of financial income and expenses are as follows:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Financial results related to loans, borrowings and debentures
Interest on debt	(6,441,757)	(5,767,426)	(4,267,829)
Monetary and exchange rate variation	2,473,085	(5,795,089)	1,921,632
Derivatives and fair value measurement(i)	(4,523,652)	3,787,479	(2,684,111)
Amortization of borrowing costs	(452,944)	(113,136)	(64,588)
Discounts obtained from financial operations	186,681	—	—
Guarantees and warranties	(19,374)	(36,079)	(38,773)
	(8,777,961)	(7,924,251)	(5,133,669)
Income from financial investments and exchange rate in cash and cash equivalents	2,505,285	1,975,811	2,057,369
Changes in fair value of investments in listed entities	87,844	—	(3,147,031)
	2,593,129	1,975,811	(1,089,662)

	(6,184,832)	(5,948,440)	(6,223,331)

Other charges and monetary variations
Interest on other receivables	728,102	464,883	450,478
Interest of other financial assets	(14,894)	—	1,777
Leases and concessions agreements	(517,451)	(387,044)	(514,236)
Interest on leases	(647,750)	(641,144)	(444,850)
Interest on shareholder's equity	(50,337)	(44,464)	(46,212)
Interest on contingencies and contracts	(470,301)	(605,231)	(781,087)
Interest on sectorial assets and liabilities	(111,245)	(88,170)	(97,845)
Bank charges and other	(141,873)	155,624	(107,747)
Foreign exchange, net	(380,840)	(1,655,731)	(133,974)
	(1,606,589)	(2,801,277)	(1,673,696)

Financial results, net	(7,791,421)	(8,749,717)	(7,897,027)

Reconciliation
Finance expense	(8,949,615)	(7,637,116)	(11,337,430)
Finance income	3,583,317	2,655,899	3,028,134
Exchange variation, net	2,397,352	(5,741,359)	1,777,438
Derivatives	(4,822,475)	1,972,859	(1,365,169)
Financial results, net	(7,791,421)	(8,749,717)	(7,897,027)

(i)

The variation was primarily driven by the depreciation of the U.S. dollar against the Brazilian real - with the average PTAX exchange rate decreasing from R$ 6.19 on December 31, 2024 to R$ 5.50 on December 31, 2025 (11.2% appreciation of the real).